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                                 MONETTA TRUST
                         1776-A South Naperville Road
                           Wheaton, Illinois  60187
                                 630 462-9800



                               February 3, 1997

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

                                 Monetta Trust
                        1933 Act Registration 33-54822

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Monetta Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement of Form N-1A; and

     b. the test of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission electronically on February 3, 1997.

                                                        Very truly yours,

                                                        MONETTA TRUST